Benefits offered to employees (Details 4)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Health Cares [Member]
IfrsStatementLineItems [Line Items]
Discount rate	5.35%	5.97%	5.33%
Inflation rate	3.00%	3.00%	3.00%
Aging factor	2.50%	2.50%	2.50%
Medical inflation	3.25%	3.50%	3.50%
Duration	12.10%	12.83%	14.16%
Country Of America [Member]
IfrsStatementLineItems [Line Items]
Discount rate	5.20%	5.10%	2.90%
Country Of Idesa [Member]
IfrsStatementLineItems [Line Items]
Discount rate	10.50%	8.00%	8.00%
Inflation rate	3.50%	4.00%	4.00%
Rate of increase in future salary levels	4.50%	5.00%	5.00%
Country Of Germany [Member]
IfrsStatementLineItems [Line Items]
Discount rate	3.60%	1.20%	1.20%
Inflation rate	2.00%	2.00%	2.00%
Rate of increase in future salary levels	3.25%	3.00%	3.00%
Rate of increase in future pension plan	2.25%	1.75%	1.75%
Country Of Netherlands [Member]
IfrsStatementLineItems [Line Items]
Discount rate	4.15%	3.60%	1.20%
Inflation rate	2.00%	2.00%	2.00%
Rate of increase in future salary levels	3.25%	3.25%	3.00%
Rate of increase in future pension plan	2.25%	2.25%	1.75%